Deferred income tax assets and liabilities - Summary of Deferred Tax Recoverability (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	€ 36,649	€ 33,088
Total deferred tax liabilities	(9,439)	(5,243)
Deferred tax assets recovered within 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	10,089	3,640
Total deferred tax liabilities	(1,836)	(1,938)
Deferred tax assets recovered in more than 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	26,560	29,448
Total deferred tax liabilities	€ (7,603)	€ (3,305)